Pacer S&P 500 3AI Top 100 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 8.2%
Alphabet, Inc. - Class A	96	$ 34,188
Alphabet, Inc. - Class C	78	27,819
AppLovin Corp. - Class A (a)	23	9,106
Electronic Arts, Inc.	142	29,800
Live Nation Entertainment, Inc. (a)	165	28,731
Meta Platforms, Inc. - Class A	91	50,661
		180,305

Consumer Discretionary - 19.7%
Amazon.com, Inc. (a)	134	36,392
Aptiv PLC (a)	437	24,677
Deckers Outdoor Corp. (a)	326	31,583
DoorDash, Inc. - Class A (a)	277	54,336
eBay, Inc.	268	30,555
General Motors Co.	507	45,052
Hilton Worldwide Holdings, Inc.	89	28,524
Lululemon Athletica, Inc. (a)	304	36,136
Marriott International, Inc. - Class A	72	26,844
MGM Resorts International (a)	582	25,940
Ross Stores, Inc.	115	28,873
Tapestry, Inc.	228	34,740
Tesla Motors, Inc. (a)	91	28,320
		431,972

Energy - 12.4%
APA Corp.	1,124	41,948
ConocoPhillips	249	29,999
Devon Energy Corp.	673	30,372
EOG Resources, Inc.	238	35,388
Halliburton Co.	819	26,413
Marathon Petroleum Corp.	121	38,293
Occidental Petroleum Corp.	556	31,731
Valero Energy Corp.	121	37,861
		272,005

Financials - 9.0%
Arch Capital Group Ltd. (a)	287	28,852
Cboe Global Markets, Inc.	99	30,713
Everest Group Ltd.	108	40,408
Fiserv, Inc. (a)	564	30,422
MSCI, Inc.	52	29,756
PayPal Holdings, Inc.	665	38,045
		198,196

Industrials - 11.0%
Eaton Corp. PLC	80	33,216
Expeditors International of Washington, Inc.	187	31,396
GE Vernova, Inc.	49	48,524
Howmet Aerospace, Inc.	132	37,258
Leidos Holdings, Inc.	308	35,605
Vertiv Holdings Co. - Class A	228	55,078
		241,077

Information Technology - 38.1% (b)
Adobe, Inc. (a)	66	16,527
Advanced Micro Devices, Inc. (a)	37	17,618
Akamai Technologies, Inc. (a)	61	7,026
Amphenol Corp. - Class A	67	10,767
Analog Devices, Inc.	33	12,125
Apple, Inc.	52	16,063
Applied Materials, Inc.	31	15,738
Autodesk, Inc. (a)	52	12,178
Broadcom, Inc.	45	17,518
Cadence Design System, Inc. (a)	33	11,221
CDW Corp.	92	13,599
Cognizant Technology Solutions Corp. - Class A	207	11,457
Coherent Corp. (a)	40	10,516
Corning, Inc.	72	9,954
Crowdstrike Holdings, Inc. - Class A (a)	104	19,849
Datadog, Inc. - Class A (a)	68	18,222
Dell Technologies, Inc. - Class C	37	14,999
F5, Inc. (a)	29	11,675
Flex Ltd. (a)	99	11,261
Fortinet, Inc. (a)	99	16,033
Gartner, Inc. (a)	83	12,535
Gen Digital, Inc.	323	8,866
GoDaddy, Inc. - Class A (a)	132	10,922
Hewlett Packard Enterprise Co.	245	11,735
HP, Inc.	493	13,444
Intel Corp. (a)	116	10,463
International Business Machines Corp.	30	6,709
Intuit, Inc.	44	13,907
Jabil, Inc.	37	11,657
KLA Corp.	459	83,914
Lam Research Corp.	48	14,065
Marvell Technology, Inc.	66	12,379
Microchip Technology, Inc.	134	9,955
Micron Technology, Inc.	17	13,991
Microsoft Corp.	30	13,942
Monolithic Power Systems, Inc.	9	12,834
NetApp, Inc.	78	13,923
NVIDIA Corp.	80	16,060
NXP Semiconductors NV	38	8,708
ON Semiconductor Corp. (a)	120	9,793
Oracle Corp.	53	6,883
Palantir Technologies, Inc. - Class A (a)	112	13,783
Palo Alto Networks, Inc. (a)	58	19,246
PTC, Inc. (a)	71	9,741
Qnity Electronics, Inc.	90	11,806
QUALCOMM, Inc.	63	9,299
Roper Technologies, Inc.	28	10,975
salesforce.com, Inc.	64	11,777
Sandisk Corp. (a)	8	9,719
Seagate Technology Holdings PLC	18	15,410
ServiceNow, Inc. (a)	99	11,012
Skyworks Solutions, Inc.	185	11,522
Super Micro Computer, Inc. (a)	475	13,490
Synopsys, Inc. (a)	20	7,775
TE Connectivity PLC	46	9,462
Teradyne, Inc.	44	16,178
Texas Instruments, Inc.	44	12,133

Tyler Technologies, Inc. (a)	33		10,217
VeriSign, Inc.	35		10,151
Western Digital Corp.	33		17,980
Workday, Inc. - Class A (a)	94		15,072
			837,779

Materials - 1.6%
CF Industries Holdings, Inc.	276		34,553
TOTAL COMMON STOCKS (Cost $2,233,386)			2,195,887

TOTAL INVESTMENTS - 100.0% (Cost $2,233,386)			2,195,887
Other Assets in Excess of Liabilities - (0.0)% (c)		0.00018	397
TOTAL NET ASSETS - 100.0%			$ 2,196,284

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P 500 3AI Top 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,195,887	$ –	$ –	$ 2,195,887
Total Investments	$ 2,195,887	$ –	$ –	$ 2,195,887

Refer to the Schedule of Investments for further disaggregation of investment categories.